Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Disclosure of composition of cash and cash equivalents

€ in thousand	As at December 31,
	2022	2021
Cash in hand	3	3
Cash at bank	286,530	346,639
Short-term bank deposits (maximum maturity of 3 months)	—	—
Restricted cash	2,898	44
CASH AND CASH EQUIVALENTS	289,430	346,686